Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Summary of intangible assets and related accumulated amortization

	As of December 31,
	2021	2022
Automotive Manufacturing Permission (Note 5)	647,174	647,174
Insurance Agent License	—	35,000
Indefinite‑lived intangible assets, net	647,174	682,174
Software	137,576	202,848
Patents	694	694
Definite‑lived intangible assets	138,270	203,542
Less: Accumulated amortization
Software	(33,290)	(52,402)
Patents	(694)	(694)
Accumulated amortization	(33,984)	(53,096)
Definite‑lived intangible assets, net	104,286	150,446
Total intangible assets, net	751,460	832,620

Summary of amortization expenses related to intangible assets for future periods

As of December 31,
2023	21,310
2024	18,558
2025	16,500
2026	15,674
2027 and thereafter	78,404
Total	150,446